IFRS 18 Presentation and Disclosure in Financial Statements - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share of profit (loss) of associates and joint ventures accounted for using equity method	$ (7)	$ (28)	$ (12)
Finance income	360	458	344
Selling, general and administrative expense	19,933	19,977	19,216
Profit before tax	12,402	8,691	6,899
Finance income and expense	1,334	1,284	1,282
Share of after tax losses in associates and joint ventures	7	28	12
Cash flows from (used in) financing activities	(7,544)	(3,996)	(6,567)
Cash flows from (used in) operating activities	14,575	$ 11,861	$ 10,345
Transition adjustments | IFRS 18
Profit (loss) before financing and income taxes	14,101
Investing income	343
Finance income	(360)
Selling, general and administrative expense	(12,529)
Selling and marketing expense	12,529
Cash flows from (used in) financing activities	(1,316)
Cash flows from (used in) operating activities	1,316
Expected IFRS 18 presentation | IFRS 18
Profit (loss) before financing and income taxes	14,101
Share of profit (loss) of associates and joint ventures accounted for using equity method	(7)
Gains (losses) on designated hedges classified as other operating income (expense)	13
Investing income	343
Selling and marketing expense	12,529
General and administrative expense	7,404
Operating profit	13,765
Profit before tax	12,402
Expected IFRS 18 presentation | Deposits and equity securities | IFRS 18
Investing income	360
Expected IFRS 18 presentation | Cash and short-term deposits | IFRS 18
Foreign exchange gain (loss), investing	$ (17)